Income tax - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	€ 121,600	€ 110,900		€ 95,000
Unused tax losses	€ 111,000	105,900		91,800
Deferred tax rate (percent)	25.80%
Net loss for the period	€ (23,961)	(68,132)
France | Unused Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	429,400	423,000		€ 367,000
France | Unused Tax Losses | Curadigm SAS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset		€ 4,900
U.S. | Unused Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	€ 300		$ 0.2